Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights, Net.
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2020	2021
	RMB	RMB
Cost	4,609,201	5,697,337
Less: Accumulated amortization	(248,528)	(361,788)
Land use rights, net	4,360,673	5,335,549